Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Ceres Managed Futures [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Ceres Managed Futures [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Ceres Managed Futures [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Ceres Managed Futures [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2011	$ 115,518,403	$ 1,256,122	$ 116,774,525	$ 34,396,076	$ 418,228	$ 34,814,304	$ 283,036,281	$ 3,108,127	$ 286,144,408	$ 264,947,461	$ 2,963,401	$ 267,910,862
Balance (in units) at Dec. 31, 2011			7,289,766.853			4,032,291.402			9,158,617.900			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(10,517,888)	(129,289)	(10,647,177)	(3,769,861)	(46,569)	(3,816,430)	(25,885,258)	(294,306)	(26,179,564)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(31,767,800)	(300,076)	(32,067,876)	(7,584,688)	(100,001)	(7,684,689)	(63,390,753)	(600,010)	(63,990,763)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(2,090,891.777)			(953,365.724)			(2,098,985.408)			(3,290,451.193)
Balance at Dec. 31, 2012	73,232,715	826,757	74,059,472	23,041,527	271,658	23,313,185	193,760,270	2,213,811	195,974,081	170,851,495	2,030,895	172,882,390
Balance (in units) at Dec. 31, 2012			5,198,875.076			3,078,925.678			7,059,632.492			10,343,763.586
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(2,668,922)	(32,080)	(2,701,002)	(479,900)	(6,431)	(486,331)	(7,644,502)	(88,542)	(7,733,044)	(1,451,095)	(16,093)	(1,467,188)
Redemptions	(18,317,546)	(100,008)	(18,417,554)	(4,857,782)	0	(4,857,782)	(41,464,280)	(250,012)	(41,714,292)	(36,119,312)	(350,019)	(36,469,331)
Redemptions (in units)			(1,318,303.688)			(648,244.994)			(1,525,996.806)			(2,190,361.355)
Balance at Dec. 31, 2013	52,246,247	694,669	52,940,916	17,703,845	265,227	17,969,072	144,651,488	1,875,257	146,526,745	133,281,088	1,664,783	134,945,871
Balance (in units) at Dec. 31, 2013			3,880,571.388			2,430,680.684			5,533,635.686			8,153,402.231
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	677,750	26,516	704,266	1,885,964	21,561	1,907,525	13,077,451	141,717	13,219,168	14,253,756	184,033	14,437,789
Redemptions	(17,617,098)	(321,697)	(17,938,795)	(5,966,722)	(140,544)	(6,107,266)	(41,159,081)	(704,041)	(41,863,122)	(39,409,151)	(625,712)	(40,034,863)
Redemptions (in units)			(1,258,760.348)			(809,451.717)			(1,628,161.859)			(2,418,876.856)
Balance at Dec. 31, 2014	$ 35,306,899	$ 399,488	$ 35,706,387	$ 13,623,087	$ 146,244	$ 13,769,331	$ 116,569,858	$ 1,312,933	$ 117,882,791	$ 108,125,693	$ 1,223,104	$ 109,348,797
Balance (in units) at Dec. 31, 2014			2,621,811.040			1,621,228.967			3,905,473.827			5,734,525.375